IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2022
Asset Impairment Charges [Abstract]
IMPAIRMENT CHARGES	IMPAIRMENT CHARGES

	Year Ended December 31,
	2022			2021		2020
	Long-lived and other assets (1)	Goodwill	Total	Long-lived and other assets (1)	Total	Long-lived and other assets (1)	Total
CC&V	$511	$—	$511	$—	$—	$1	$1
Porcupine	—	341	341	—	—	1	1
Éléonore	—	—	—	1	1	—	—
Peñasquito	4	—	4	1	1	4	4
Merian	1	—	1	1	1	—	—
Cerro Negro	—	459	459	3	3	4	4
Yanacocha	—	—	—	1	1	—	—
Boddington	2	—	2	3	3	2	2
Ahafo	1	—	1	2	2	3	3
Akyem	—	—	—	1	1	4	4
NGM	1	—	1	—	—	8	8
Corporate and Other	—	—	—	12	12	22	22
Impairment charges	$520	$800	$1,320	$25	$25	$49	$49
____________________________
(1)Primarily relates to non-cash write-downs of various assets that are no longer in use, except for certain impairment charges described below.
The estimated cash flows utilized in both the long-lived asset and goodwill impairment evaluations are derived from the Company's current business plans. In the fourth quarter of 2022, the Company completed its annual business plan update which reflected certain adverse changes in market conditions, including inflationary pressures to costs and capital, strategic evaluation regarding the use of capital, and updates to asset retirement costs.
Impairment of long-lived and other assets
The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. During the fourth quarter of 2022, the Company determined that an impairment indicator existed at CC&V. This determination was based on the updated business plan, which reflected a deterioration in underlying cash flows from lower production, impacted by the decision to place the mill on long-term care and maintenance, higher costs due to inflationary pressures, as well as an increase to the asset retirement cost. As a result of the impairment indicator, a recoverability test was performed and the Company concluded the long-lived assets at CC&V were impaired resulting in a non-cash impairment charge of $511 and a remaining balance of $25 within Property, plant and mine development, net at December 31, 2022.
The Company measured the impairment by comparing the total fair value of the existing operations to the carrying value of the corresponding assets. The estimated fair value was determined using the income approach and is considered a non-recurring level 3 fair value measurement. Significant inputs to the fair value measurement included (i) updated cash flow information from the Company's current business and closure plans, (ii) a short-term gold price of $1,750, (iii) a long-term gold price of $1,600, (iv) current estimates of reserves, resources, and exploration potential, and (v) a country specific pre-tax discount rate of 6.75%.
Impairment of goodwill
The Company evaluates its goodwill for impairment annually at December 31 or when events or changes in circumstances indicate that the fair value of a reporting unit is less than its carrying value. Each operating mine is considered a distinct reporting unit for purposes of goodwill impairment testing. At December 31, 2022, the Company performed a quantitative goodwill test for all reporting units with goodwill. Based on these tests, the Company concluded that Goodwill was impaired at the Porcupine and Cerro Negro reporting units. The Porcupine goodwill impairment was driven by a deterioration in underlying cash flows from higher costs due to inflationary pressures and higher capital costs related to safety enhancements and the expansion of the active tailings storage facility, ensuring GISTM compliance, as well as an increase to the asset retirement cost, and resulted in a non-cash impairment charge of $341, which represented the full goodwill balance of the reporting unit prior to impairment. The Cerro Negro goodwill impairment was driven by a 14% country specific discount rate that reflects current macroeconomic risk and uncertainty in Argentina, and resulted in a non-cash impairment charge of $459, which represented the full goodwill balance of the reporting unit prior to impairment. The long-lived assets of Porcupine and Cerro Negro were evaluated for impairment prior to the quantitative goodwill test and no impairment was identified.
The Company measured the impairments by comparing the total fair value of the existing operations to the corresponding reporting unit carrying value. The estimated fair value was determined using the income approach and is considered a non-recurring level 3 fair value measurement. Significant inputs to the fair value measured included (i) updated cash flow information from the
Company's current business and closure plans, (ii) a short-term gold price of $1,750, (iii) a long-term gold price of $1,600, (iv) current estimates of reserves, resources, and exploration potential, and (v) a country specific discount rate of 4.50% in Canada and 14% in Argentina.